November 12, 2013

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:     City National Rochdale Funds: Registration Statement on Form N-14 (File No. 333-191513)

Ladies and Gentlemen:

On behalf of our client, City National Rochdale Funds (formerly CNI Charter Funds), a Delaware statutory trust (the “Trust”), we are filing Pre-Effective Amendment No. 2 to the Trust’s Registration Statement under the Securities Act of 1933, as amended, on Form N-14, including exhibits thereto.  The Combined Prospectus and Proxy Statement contained in this filing relates to the reorganization of the City National Rochdale Alternative Total Return Fund LLC (formerly Rochdale Alternative Total Return Fund LLC), a Delaware limited liability company, with and into the City National Rochdale Fixed Income Opportunity Fund, a series of the Trust.

Please call the undersigned at (202) 373-6133 or with any comments or questions relating to the filing.

Sincerely,

/s/Beau Yanoshik
Beau Yanoshik